INCOME TAXES (Components of the Income Tax Expense (Recovery)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Current:
Canada	$ 59	$ 398
Foreign	133	(120)
Total	192	278
Deferred:
Canada
Foreign	(273)	42
Total	(273)	42
Investment tax credits - Canada		(424)
Income tax expense (recovery)	$ (81)	$ (104)